BACKGROUND AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BACKGROUND AND BASIS OF PRESENTATION	BACKGROUND AND BASIS OF PRESENTATION
Organization and Description of Business
PLAYSTUDIOS, Inc., formerly known as Acies Acquisition Corp. (the "Company" or "PLAYSTUDIOS"), was incorporated on August 14, 2020 as a Cayman Islands exempted company, and domesticated into a Delaware corporation on June 21, 2021 (the "Domestication"). The Company's legal name became PLAYSTUDIOS, Inc. following the closing of the business combination discussed in Note 3—Business Combination. The prior period financial information represents the financial results and conditions of Old PLAYSTUDIOS (as defined in Note 3—Business Combination).
The Company develops and operates online and mobile social gaming applications (“games” or “game”) each of which incorporate a unique loyalty program offering “real world” rewards provided by a collection of awards partners. The Company’s games are free-to-play and available via the Apple App Store, Google Play Store, Amazon Appstore, and Facebook (collectively, “platforms” or “platform operators”). The Company creates games based on its own original content as well as third-party licensed brands. The Company generates revenue through the in-game sale of virtual currency and through advertising.
Unless the context indicates otherwise, all references herein to “PLAYSTUDIOS,” the “Company,” “we,” “us,” and “our” are used to refer collectively to PLAYSTUDIOS, Inc. and its subsidiaries.
Basis of Presentation and Consolidation
The accompanying consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The consolidated financial statements include the accounts of PLAYSTUDIOS, Inc. and its consolidated subsidiaries. In the opinion of management, all adjustments considered necessary for a fair presentation have been recorded within the accompanying financial statements, and all intercompany balances and transactions have been eliminated upon consolidation. Certain reclassifications in these financial statements have been made to comply with U.S. GAAP applicable to public companies and SEC Regulation S-X.
Pursuant to the Business Combination as discussed in Note 3—Business Combination, the Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Acies was treated as the “acquired” company for financial reporting purposes and the consolidated financial statements represent the accounts of Old PLAYSTUDIOS “as if” Old PLAYSTUDIOS is the predecessor to the Company.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and notes thereto. Significant estimates and assumptions reflected in the Company’s consolidated financial statements include the estimated consumption rate of virtual currency that is used in the determination of revenue recognition, useful lives of property and equipment and definite-lived intangible assets, the expensing and capitalization of research and development costs for internal-use software, assumptions used in accounting for income taxes, stock-based compensation, and the evaluation of goodwill and long-lived assets for impairment. The Company believes the accounting estimates are appropriate and reasonably determined. Due to the inherent uncertainties in making these estimates, actual amounts could differ materially.
Segments
Operating segments are defined as components of an entity for which discrete financial information is available, and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The CODM, the Company’s Chief Executive Officer, reviews financial information on a consolidated basis for purposes of evaluating performance and allocating resources. As such, the Company has one operating and reportable segment.
Emerging Growth Company
At December 31, 2021, the Company qualified as an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and the Company has taken and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in our periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.
Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies are required to comply with the new or revised standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has opted to take advantage of such extended transition period available to emerging growth companies which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company can adopt the new or revised standard at the time private companies adopt the new or revised standard. As a result of the Company's qualification as an emerging growth company, the Company does not expect to adopt any accounting pronouncements currently deferred based on private company standards until a year subsequent to 2022. The Company will reevaluate its eligibility to retain emerging growth company status at the end of its second quarter of 2022, and otherwise as required.